Other Assets (Details) - Schedule of Other Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Assets [Abstract]
Security deposits	$ 772	$ 101
Vendor deposits		21
Total prepaid expenses and other current assets	$ 772	$ 122